Average Annual Total Returns - VY T Rowe Price Equity Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Value Index 1 Yr		Class ADV Russell 1000® Value Index 5 Yrs		Class ADV Russell 1000® Value Index 10 Yrs		Class ADV Russell 1000® Value Index Since Inception	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Value Index 1 Yr		Class S Russell 1000® Value Index 5 Yrs		Class S Russell 1000® Value Index 10 Yrs		Class S Russell 1000® Value Index Since Inception	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 1000® Value Index 1 Yr		Class S2 Russell 1000® Value Index 5 Yrs		Class S2 Russell 1000® Value Index 10 Yrs		Class S2 Russell 1000® Value Index Since Inception	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception
Total	0.64%	9.43%	8.80%		Jan. 15, 2004	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	1.27%	10.09%	9.46%		May 02, 2003	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	0.95%	9.82%	9.19%		Jan. 24, 2089	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	0.85%	9.65%	9.03%		Sep. 09, 2002	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.